Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
14.	Leases

Right-of-use assets, net

The Group leases a fleet of cars for its sales staff and qualified employees with different contract expiration dates, as well as computers, servers. printers, real estate (JAFRA distribution center and commercial venues) with different expiration date, being the latest expiration date in 2028. Those leases were recorded as right of use assets as follows:

	As of January 1, 2020		Additions	Disposals	As of January 3, 2021
Cost	Ps.	36,909	20,531	(17,861)	39,579

	As of January 1, 2020		Depreciation expense	Disposals	As of January 3, 2021
Accumulated depreciation	Ps.	(13,098)	(12,734)	11,135	(14,697)

	As of January 3, 2021		Additions	Disposals	As of December 31, 2021
Cost	Ps.	39,579	1,388	(3,275)	37,692

	As of January 3, 2021		Depreciation expense	Disposals	As of December 31, 2021
Accumulated depreciation	Ps.	(14,697)	(6,544)	933	(20,308)

	As of December 31, 2021		Subsidiaries’ Acquisitions	Additions	Disposals	Foreign currency translation	As of December 31, 2022
Vehicles	Ps.	623	59,657	48,433	(1,171)	-	107,542
Buildings		-	7,049	88,051	(484)	-	94,616
Warehouses		17,101	53,575	49,227	-	-	119,903
Office furniture and equipment		-	2,697	5,454	-	-	8,151
Computer equipment		19,968	27,803	3,856	(15)	-	51,612
Cost	Ps.	37,692	150,781	195,021	(1,670)	-	381,824

	As of December 31, 2021		Additions	Disposals	Foreign currency translation	As of December 31, 2022
Vehicles	Ps.	(147)	(21,795)	1,024	-	(20,918)
Buildings		-	(12,947)	-	-	(12,947)
Warehouses		(17,101)	(18,658)	484	-	(35,275)
Office furniture and equipment		-	(1,346)	-	-	(1,346)
Computer equipment		(3,060)	(14,419)	1	(295)	(17,773)
Cost	Ps.	(20,308)	(69,165)	1,509	(295)	88,259

The right-of-use asset depreciation expense for the periods of 2022, 2021 and 2020 amounted to Ps.69,165, Ps.6,544 and Ps.12,666, respectively, and is included within administrative expenses in the consolidated statement of profit or loss and other comprehensive income.

As of December 31, 2022, 2021 and January 3, 2021, Betterware has master lease contracts for computers, servers and cars and for the year 2022 with the JAFRA’ Acquisition, lease contracts were added for the JAFRA distribution center, equipment office (printers), cars and premises in different regions.

As of December 31, 2022 and 2021, Betterware leased warehouses, offices, commercial locals, and equipment, used in normal operations of the Group’s companies, to which the short-term exemption was applied, considering that the lease term was for less than one year. The rental expense for the years ended December 31, 2022 and 2021, amounted to Ps.31,003 and Ps.52,660, respectively.

As of January 3, 2021, the Betterware leased warehouses and an administrative office space that expired on January 3, 2021, and that were renewed during the first three months of 2021 in order to relocate the operations to the new distribution center. Rental expense for the period of 2020 was Ps.15,703.

Lease liability

The lease liabilities as of December 31, 2022, 2021 and January 3, 2021 are described below.

Lease liability
Balance as of January 1, 2020	Ps.	24,584
Lease additions (1)		20,531
Lease disposals (1)		(13,966)
Rent payments (2)		(8,825)
Interest expense (1)		2,054
Balance as of January 3, 2021		24,378
Lease additions (1)		1,388
Lease disposals (1)		(1,704)
Rent payments (2)		(6,899)
Interest expense (1)		717
Balance as of December 31, 2021		17,880
Subsidiaries’ Acquisitions (1)		146,187
Lease additions (1)		193,856
Lease disposals (1)		(195)
Rent payments (2)		(76,214)
Foreign currency translation (1)		(1,172)
Interest expense (1)		11,566
Balance as of December 31, 2022	Ps.	291,908

(1)	Changes that do not represent cash flow
(2)	Changes that represent cash flow

The maturity analysis of total future minimum lease payments, including non-accrued interest, is as follows:

Year	Amount
2023	Ps	92,341
2024		99,715
2025		101,315
2026		93,946
2027		98,812
	Ps	486,129